Ultra Series Fund | September 30, 2023

Conservative Allocation Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1,2)
INVESTMENT COMPANIES - 98.8%
Bond Funds - 69.8%
iShares 20+ Year Treasury Bond ETF		38,785	$3,439,842
iShares 7-10 Year Treasury Bond ETF		105,290	9,643,511
iShares Aaa - A Rated Corporate Bond ETF		84,460	3,807,457
iShares Treasury Floating Rate Bond ETF		275,630	13,985,466
Janus Henderson Mortgage-Backed Securities ETF		196,077	8,509,742
Madison Core Bond Fund, Class R6 (A) (B)		3,766,816	32,017,940
Schwab Intermediate-Term U.S. Treasury ETF (C)		78,823	3,778,774
			75,182,732
Foreign Stock Funds - 4.8%
Franklin FTSE Japan ETF		59,582	1,575,944
iShares MSCI China ETF		23,027	996,839
iShares MSCI International Quality Factor ETF (C)		31,610	1,062,412
Vanguard FTSE All-World ex-U.S. ETF		30,865	1,600,967
			5,236,162
Stock Funds - 24.2%
Distillate U.S. Fundamental Stability & Value ETF		114,140	5,095,210
Energy Select Sector SPDR Fund ETF		15,872	1,434,670
Invesco S&P 500 Quality ETF		75,778	3,791,931
iShares Core S&P Small-Cap ETF		11,321	1,067,910
Madison Dividend Income Fund, Class R6 (B)		89,504	2,350,382
Madison Investors Fund, Class R6 (B)		324,573	8,477,841
Vanguard Information Technology ETF (C)		9,179	3,808,367
			26,026,311
Total Investment Companies ( Cost $111,387,365 )			106,445,205
SHORT-TERM INVESTMENTS - 4.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class (D), 5.29%		700,499	700,499
State Street Navigator Securities Lending Government Money Market Portfolio (D) (E), 5.36%		3,644,667	3,644,667
Total Short-Term Investments ( Cost $4,345,166 )			4,345,166
TOTAL INVESTMENTS - 102.9% ( Cost $115,732,531 )			110,790,371
NET OTHER ASSETS AND LIABILITIES - (2.9%)			(3,070,799)
TOTAL NET ASSETS - 100.0%			$107,719,572
(A)	Greater than 25% of the portfolio. For more information refer the website https://madisonfunds.com/individual/corebondfund.
(B)	Affiliated Company.
(C)	All or a portion of these securities, with an aggregate fair value of $3,583,801, are on loan as part of a securities lending program.
(D)	7-day yield.
(E)	Represents investments of cash collateral received in connection with securities lending.
ETF	Exchange Traded Fund.
FTSE	The Financial Times Stock Exchange.
MSCI	Morgan Stanley Capital International.
SPDR	Standard & Poor’s Depositary Receipt.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2023

Moderate Allocation Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1,2)
INVESTMENT COMPANIES - 98.7%
Bond Funds - 48.4%
iShares 20+ Year Treasury Bond ETF		20,143	$1,786,483
iShares 7-10 Year Treasury Bond ETF		60,401	5,532,127
iShares Aaa - A Rated Corporate Bond ETF		49,386	2,226,321
iShares Treasury Floating Rate Bond ETF		259,717	13,178,040
Janus Henderson Mortgage-Backed Securities ETF		102,034	4,428,276
Madison Core Bond Fund, Class R6 (A)		2,601,849	22,115,718
Schwab Intermediate-Term U.S. Treasury ETF		82,604	3,960,036
			53,227,001
Foreign Stock Funds - 9.8%
Franklin FTSE Japan ETF		122,070	3,228,751
iShares MSCI China ETF		47,595	2,060,388
iShares MSCI International Quality Factor ETF		64,762	2,176,651
Vanguard FTSE All-World ex-U.S. ETF		63,423	3,289,751
			10,755,541
Stock Funds - 40.5%
Distillate U.S. Fundamental Stability & Value ETF		147,004	6,562,259
Energy Select Sector SPDR Fund ETF		29,670	2,681,871
Invesco S&P 500 Quality ETF (B)		132,659	6,638,256
iShares Core S&P Small-Cap ETF		23,137	2,182,513
Madison Dividend Income Fund, Class R6 (A)		132,642	3,483,185
Madison Investors Fund, Class R6 (A)		564,721	14,750,515
Madison Mid Cap Fund, Class R6 (A)		109,152	1,563,051
Vanguard Information Technology ETF		16,273	6,751,668
			44,613,318
Total Investment Companies ( Cost $105,898,488 )			108,595,860
SHORT-TERM INVESTMENTS - 0.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class (C), 5.29%		759,029	759,029
State Street Navigator Securities Lending Government Money Market Portfolio (C) (D), 5.36%		309,000	309,000
Total Short-Term Investments ( Cost $1,068,029 )			1,068,029
TOTAL INVESTMENTS - 99.6% ( Cost $106,966,517 )			109,663,889
NET OTHER ASSETS AND LIABILITIES - 0.4%			389,320
TOTAL NET ASSETS - 100.0%			$110,053,209
(A)	Affiliated Company.
(B)	All or a portion of these securities, with an aggregate fair value of $300,240, are on loan as part of a securities lending program.
(C)	7-day yield.
(D)	Represents investments of cash collateral received in connection with securities lending.
ETF	Exchange Traded Fund.
FTSE	The Financial Times Stock Exchange.
MSCI	Morgan Stanley Capital International.
SPDR	Standard & Poor’s Depositary Receipt.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2023

Aggressive Allocation Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1,2)
INVESTMENT COMPANIES - 99.0%
Bond Funds - 31.2%
iShares 20+ Year Treasury Bond ETF		4,053	$359,460
iShares 7-10 Year Treasury Bond ETF		11,470	1,050,537
iShares Aaa - A Rated Corporate Bond ETF		10,886	490,741
iShares Treasury Floating Rate Bond ETF		97,634	4,953,949
Janus Henderson Mortgage-Backed Securities ETF		17,965	779,681
Madison Core Bond Fund, Class R6 (A)		384,614	3,269,222
Schwab Intermediate-Term U.S. Treasury ETF (B)		16,621	796,811
			11,700,401
Foreign Stock Funds - 14.1%
Franklin FTSE Japan ETF		55,642	1,471,731
iShares MSCI China ETF		25,469	1,102,553
iShares MSCI International Quality Factor ETF (B)		33,210	1,116,188
Vanguard FTSE All-World ex-U.S. ETF		30,737	1,594,328
			5,284,800
Stock Funds - 53.7%
Distillate U.S. Fundamental Stability & Value ETF		76,767	3,426,879
Energy Select Sector SPDR Fund ETF		14,026	1,267,810
Invesco S&P 500 Quality ETF (B)		58,338	2,919,234
iShares Core S&P Small-Cap ETF		13,655	1,288,076
Madison Dividend Income Fund, Class R6 (A)		46,258	1,214,734
Madison Investors Fund, Class R6 (A)		237,733	6,209,590
Madison Mid Cap Fund, Class R6 (A)		45,626	653,364
Vanguard Information Technology ETF (B)		7,665	3,180,209
			20,159,896
Total Investment Companies ( Cost $35,093,736 )			37,145,097
SHORT-TERM INVESTMENTS - 9.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class (C), 5.29%		343,759	343,759
State Street Navigator Securities Lending Government Money Market Portfolio (C) (D), 5.36%		3,274,297	3,274,297
Total Short-Term Investments ( Cost $3,618,056 )			3,618,056
TOTAL INVESTMENTS - 108.6% ( Cost $38,711,792 )			40,763,153
NET OTHER ASSETS AND LIABILITIES - (8.6%)			(3,239,718)
TOTAL NET ASSETS - 100.0%			$37,523,435
(A)	Affiliated Company.
(B)	All or a portion of these securities, with an aggregate fair value of $3,186,072, are on loan as part of a securities lending program.
(C)	7-day yield.
(D)	Represents investments of cash collateral received in connection with securities lending.
ETF	Exchange Traded Fund.
FTSE	The Financial Times Stock Exchange.
MSCI	Morgan Stanley Capital International.
SPDR	Standard & Poor’s Depositary Receipt.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2023

Core Bond Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1,2)
ASSET BACKED SECURITIES - 3.0%
CCG Receivables Trust, Series 2020-1, Class A2 (A), 0.54%, 12/14/27	$18,532	$18,401
Chesapeake Funding II LLC, Series 2023-1A, Class A1 (A), 5.65%, 5/15/35	312,895	310,802
CNH Equipment Trust, Series 2023-A, Class A3, 4.81%, 8/15/28	250,000	246,583
Dell Equipment Finance Trust, Series 2023-2, Class A2 (A), 5.84%, 1/22/29	100,000	99,886
Donlen Fleet Lease Funding 2 LLC, Series 2021-2, Class A2 (A), 0.56%, 12/11/34	115,125	112,703
Enterprise Fleet Financing LLC, Series 2022-4, Class A2 (A), 5.76%, 10/22/29	244,554	243,812
John Deere Owner Trust, Series 2023-B, Class A3, 5.18%, 3/15/28	250,000	247,832
JPMorgan Chase Bank NA, Series 2020-2, Class B (A), 0.84%, 2/25/28	14,538	14,398
JPMorgan Chase Bank NA, Series 2021-1, Class B (A), 0.875%, 9/25/28	41,765	40,748
JPMorgan Chase Bank NA, Series 2021-2, Class B (A), 0.889%, 12/26/28	52,874	51,346
JPMorgan Chase Bank NA, Series 2021-3, Class C (A), 0.86%, 2/26/29	135,242	129,281
LAD Auto Receivables Trust, Series 2021-1A, Class A (A), 1.3%, 8/17/26	92,913	91,272
LAD Auto Receivables Trust, Series 2022-1A, Class A (A), 5.21%, 6/15/27	140,455	139,389
LAD Auto Receivables Trust, Series 2023-2A, Class A2 (A), 5.93%, 6/15/27	182,738	182,260
Santander Revolving Auto Loan Trust, Series 2019-A, Class C (A), 3%, 1/26/32	300,000	285,453
Total Asset Backed Securities ( Cost $2,264,869 )		2,214,166
COLLATERALIZED MORTGAGE OBLIGATIONS - 3.9%
Bunker Hill Loan Depositary Trust, Series 2019-2, Class A1 (A) (B), 2.879%, 7/25/49	86,703	79,980
CIM Trust, Series 2021-J2, Class A4 (A) (C) (D), 2.5%, 4/25/51	288,971	245,574
Federal Home Loan Mortgage Corp. REMICS, Series 4066, Class DI, IO, 3%, 6/15/27	410,678	14,228
Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-DNA3, Class M1, (SOFR30A + 0.750%) (A) (D), 6.065%, 10/25/33	109,664	109,155
Federal National Mortgage Association REMICS, Series 2015-12, Class NI, IO, 3.5%, 3/25/30	505,519	35,293
Federal National Mortgage Association REMICS, Series 2011-31, Class DB, 3.5%, 4/25/31	113,803	107,611
Federal National Mortgage Association REMICS, Series 2011-36, Class QB, 4%, 5/25/31	176,273	168,797
Federal National Mortgage Association REMICS, Series 2005-79, Class LT, 5.5%, 9/25/35	163,390	161,501
Federal National Mortgage Association REMICS, Series 2020-44, Class TI, IO, 5.5%, 12/25/35	1,377,636	210,292
Federal National Mortgage Association REMICS, Series 2016-21, Class BA, 3%, 3/25/42	19,578	19,358
GCAT Trust, Series 2021-NQM1, Class A1 (A) (C) (D), 0.874%, 1/25/66	159,241	131,934
Government National Mortgage Association REMICS, Series 2015-53, Class IL, IO, 3%, 9/20/44	47,540	371
JP Morgan Mortgage Trust, Series 2019-5, Class A3 (A) (C) (D), 4%, 11/25/49	15,114	13,630
JP Morgan Mortgage Trust, Series 2019-7, Class A3 (A) (C) (D), 3.473%, 2/25/50	59,487	50,986
JP Morgan Mortgage Trust, Series 2021-1, Class A3 (A) (C) (D), 2.5%, 6/25/51	312,101	235,734
JP Morgan Mortgage Trust, Series 2021-6, Class A4 (A) (C) (D), 2.5%, 10/25/51	470,450	398,763
JP Morgan Wealth Management, Series 2020-ATR1, Class A3 (A) (C) (D), 3%, 2/25/50	137,469	109,865
PSMC Trust, Series 2019-2, Class A1 (A) (C) (D), 3.5%, 10/25/49	2,583	2,533
PSMC Trust, Series 2020-2, Class A2 (A) (C) (D), 3%, 5/25/50	64,023	54,492
PSMC Trust, Series 2021-1, Class A11 (A) (C) (D), 2.5%, 3/25/51	170,647	144,261
RCKT Mortgage Trust, Series 2021-6, Class A5 (A) (C) (D), 2.5%, 12/25/51	273,320	229,791
Sequoia Mortgage Trust, Series 2013-7, Class A2 (C) (D), 3%, 6/25/43	226,068	190,686
Towd Point HE Trust, Series 2021-HE1, Class A1 (A) (C) (D), 0.918%, 2/25/63	121,685	113,678
Wells Fargo Mortgage-Backed Securities Trust, Series 2019-2, Class A1 (A) (C) (D), 4%, 4/25/49	7,860	7,227
Total Collateralized Mortgage Obligations ( Cost $3,532,357 )		2,835,740
COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.2%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KJ17, Class A2, 2.982%, 11/25/25	154,454	148,905
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K059, Class X1, IO (C) (D), 0.421%, 9/25/26	11,265,505	80,449

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2023

Core Bond Fund Portfolio of Investments (unaudited)

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K066, Class A2, 3.117%, 6/25/27	650,000	605,024
Federal National Mortgage Association-Aces, Series 2017-M15, Class ATS2 (C) (D), 3.205%, 11/25/27	213,041	196,837
FREMF Mortgage Trust, Series 2015-K44, Class B (A) (C) (D), 3.846%, 1/25/48	450,000	434,276
FREMF Mortgage Trust, Series 2020-K106, Class B (A) (C) (D), 3.708%, 3/25/53	150,000	129,146
GSAMP Trust, Series 2006-S5, Class M5 (D), 7.488% 9/25/36	4,940,000	—
Total Commercial Mortgage-Backed Securities ( Cost $1,708,617 )		1,594,637
CORPORATE NOTES AND BONDS - 29.7%
Communication Services - 1.7%
AT&T, Inc., 2.25%, 2/1/32	50,000	37,709
CCO Holdings LLC/CCO Holdings Capital Corp. (A), 4.75%, 3/1/30	200,000	167,894
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.908%, 7/23/25	200,000	195,510
Discovery Communications LLC, 5%, 9/20/37	125,000	101,889
Expedia Group, Inc., 3.25%, 2/15/30	350,000	296,100
SBA Communications Corp., 3.875%, 2/15/27	250,000	229,083
T-Mobile USA, Inc., 2.625%, 4/15/26	225,000	207,871
		1,236,056
Consumer Discretionary - 2.2%
7-Eleven, Inc. (A), 1.8%, 2/10/31	300,000	227,762
American Airlines, Inc./AAdvantage Loyalty IP Ltd. (A), 5.5%, 4/20/26	183,333	179,058
Clarios Global LP/Clarios U.S. Finance Co. (A), 6.25%, 5/15/26	150,000	147,037
General Motors Financial Co., Inc., 5.85%, 4/6/30	250,000	239,470
Hilton Domestic Operating Co., Inc. (A), 5.375%, 5/1/25	200,000	196,509
Lowe's Cos., Inc., 3%, 10/15/50	300,000	176,853
McDonald's Corp., 4.875%, 12/9/45	150,000	129,769
Tractor Supply Co., 1.75%, 11/1/30	200,000	151,951
Tractor Supply Co., 5.25%, 5/15/33	150,000	141,689
		1,590,098
Consumer Staples - 1.4%
Keurig Dr Pepper, Inc., 3.8%, 5/1/50	300,000	212,926
Lamb Weston Holdings, Inc. (A), 4.875%, 5/15/28	150,000	138,352
Mars, Inc. (A), 3.875%, 4/1/39	350,000	277,751
Mars, Inc. (A), 2.375%, 7/16/40	350,000	221,179
Performance Food Group, Inc. (A), 5.5%, 10/15/27	150,000	142,119
		992,327
Energy - 3.1%
Eastern Gas Transmission & Storage, Inc., 3%, 11/15/29	150,000	127,590
Energy Transfer LP, 5.25%, 4/15/29	300,000	287,777
EnLink Midstream Partners LP, 5.45%, 6/1/47	550,000	431,165
Enterprise Products Operating LLC, 5.35%, 1/31/33	125,000	122,269
Kinder Morgan, Inc., 5.55%, 6/1/45	300,000	258,481
Marathon Petroleum Corp., 4.7%, 5/1/25	275,000	269,346
MPLX LP, 4.8%, 2/15/29	50,000	47,439
MPLX LP, 2.65%, 8/15/30	200,000	161,545
ONEOK, Inc., 5.85%, 1/15/26	100,000	100,098
Sunoco LP/Sunoco Finance Corp., 6%, 4/15/27	150,000	145,372
Valero Energy Corp., 4%, 6/1/52	100,000	68,731
Valero Energy Partners LP, 4.5%, 3/15/28	250,000	237,635
		2,257,448

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2023

Core Bond Fund Portfolio of Investments (unaudited)

Financials - 12.1%
Aflac, Inc., 4.75%, 1/15/49	400,000	333,392
Air Lease Corp., 1.875%, 8/15/26	250,000	222,141
Alexandria Real Estate Equities, Inc., 4.75%, 4/15/35	400,000	351,808
American Express Co. (E), 5.85%, 11/5/27	175,000	176,274
Bank of America Corp., (5 year CMT + 2.000%) (D), 3.846%, 3/8/37	150,000	122,042
Belrose Funding Trust (A), 2.33%, 8/15/30	200,000	149,078
Berkshire Hathaway Finance Corp., 3.85%, 3/15/52	225,000	167,659
BlackRock, Inc., 2.1%, 2/25/32	350,000	270,538
Capital One Financial Corp., (SOFRRATE + 2.057%) (D), 4.927%, 5/10/28	200,000	189,840
Capital One Financial Corp., (SOFRRATE + 2.640%) (D), 6.312%, 6/8/29	200,000	195,519
Citibank NA (E), 5.803%, 9/29/28	250,000	250,114
Citigroup, Inc., (SOFRRATE + 2.086%) (D), 4.91%, 5/24/33	250,000	227,556
Discover Bank, 3.45%, 7/27/26	75,000	68,218
Empower Finance 2020 LP (A), 3.075%, 9/17/51	125,000	74,533
Fifth Third Bancorp, 2.55%, 5/5/27	175,000	153,804
Fifth Third Bancorp, (SOFRRATE + 1.660%) (D) (E), 4.337%, 4/25/33	200,000	169,198
GLP Capital LP/GLP Financing II, Inc., 3.25%, 1/15/32	200,000	155,113
Goldman Sachs BDC, Inc. (E), 2.875%, 1/15/26	200,000	184,563
Huntington Bancshares, Inc., (5 year CMT + 1.170%) (D), 2.487%, 8/15/36	500,000	352,205
Huntington National Bank, (SOFRRATE + 1.205%) (D), 4.008%, 5/16/25	250,000	243,701
Intercontinental Exchange, Inc., 4.6%, 3/15/33	250,000	229,306
Jefferies Financial Group, Inc., 2.625%, 10/15/31	250,000	190,025
KeyBank NA, 5%, 1/26/33	250,000	210,734
KeyCorp, 4.1%, 4/30/28	300,000	265,790
KKR Group Finance Co. VIII LLC (A), 3.5%, 8/25/50	250,000	155,777
Liberty Mutual Group, Inc. (A), 4.569%, 2/1/29	400,000	377,393
Liberty Mutual Group, Inc. (A), 3.95%, 5/15/60	150,000	93,995
Morgan Stanley, (SOFRRATE + 1.020%) (D), 1.928%, 4/28/32	250,000	185,767
Morgan Stanley, (5 year CMT + 2.430%) (D), 5.948%, 1/19/38	200,000	186,983
Nasdaq, Inc. (E), 1.65%, 1/15/31	200,000	151,182
Old Republic International Corp., 3.85%, 6/11/51	250,000	164,934
Omega Healthcare Investors, Inc., 3.375%, 2/1/31	225,000	175,942
PNC Bank NA, 2.7%, 10/22/29	125,000	101,738
Realty Income Corp., 4.85%, 3/15/30	200,000	188,497
Regions Financial Corp., 1.8%, 8/12/28	295,000	239,427
State Street Corp., (SOFRRATE + 1.490%) (D), 3.031%, 11/1/34	125,000	105,903
Synchrony Financial, 7.25%, 2/2/33	125,000	110,360
Teachers Insurance & Annuity Association of America (A), 3.3%, 5/15/50	300,000	189,448
Truist Bank, 2.25%, 3/11/30	325,000	248,747
Truist Financial Corp., (SOFRRATE + 1.852%) (D), 5.122%, 1/26/34	200,000	178,846
Truist Financial Corp., (SOFRRATE + 2.361%) (D), 5.867%, 6/8/34	300,000	283,342
U.S. Bancorp, (SOFRRATE + 1.600%) (D), 4.839%, 2/1/34	225,000	198,329
Wells Fargo & Co., (SOFRRATE + 2.100%) (D), 2.393%, 6/2/28	250,000	219,421
Western Union Co., 2.85%, 1/10/25	125,000	119,556
Weyerhaeuser Co., 3.375%, 3/9/33	250,000	204,667
		8,833,405
Health Care - 2.0%
Amgen, Inc., 5.65%, 3/2/53	200,000	186,754
Block, Inc., 2.75%, 6/1/26	300,000	269,838
Centene Corp., 2.45%, 7/15/28	300,000	253,444
Cigna Group, 4.375%, 10/15/28	50,000	47,324
Cigna Group, 4.9%, 12/15/48	200,000	168,869

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2023

Core Bond Fund Portfolio of Investments (unaudited)

CVS Health Corp., 5.125%, 7/20/45	250,000	211,519
Gartner, Inc. (A), 4.5%, 7/1/28	150,000	136,855
Health Care Service Corp. (A), 2.2%, 6/1/30	250,000	200,490
		1,475,093
Industrials - 3.5%
Ball Corp., 4.875%, 3/15/26	250,000	240,926
Boeing Co., 5.805%, 5/1/50	350,000	319,012
Carrier Global Corp., 3.577%, 4/5/50	150,000	101,120
Otis Worldwide Corp., 2.565%, 2/15/30	300,000	248,770
Quanta Services, Inc., 2.9%, 10/1/30	250,000	203,854
TD SYNNEX Corp., 1.75%, 8/9/26	250,000	219,727
TD SYNNEX Corp., 2.65%, 8/9/31	200,000	148,745
Textron, Inc., 2.45%, 3/15/31	250,000	198,761
TransDigm, Inc. (A), 6.25%, 3/15/26	200,000	197,097
United Rentals North America, Inc., 5.5%, 5/15/27	300,000	291,656
Vulcan Materials Co., 3.5%, 6/1/30	200,000	174,343
WRKCo, Inc., 3.9%, 6/1/28	250,000	228,879
		2,572,890
Information Technology - 1.8%
Broadcom, Inc. (A), 3.187%, 11/15/36	12,000	8,619
Dell International LLC/EMC Corp., 8.35%, 7/15/46	62,000	72,426
Dell International LLC/EMC Corp. (A), 3.45%, 12/15/51	275,000	171,147
Fiserv, Inc., 3.5%, 7/1/29	200,000	178,458
HP, Inc., 2.65%, 6/17/31	400,000	312,768
Iron Mountain, Inc. (A), 4.5%, 2/15/31	125,000	103,122
Oracle Corp., 3.95%, 3/25/51	400,000	273,889
VMware, Inc., 2.2%, 8/15/31	250,000	188,732
		1,309,161
Materials - 0.6%
Celanese U.S. Holdings LLC, 6.165%, 7/15/27	150,000	147,928
LYB International Finance III LLC, 3.625%, 4/1/51	400,000	254,492
		402,420
Utilities - 1.3%
AES Corp., 1.375%, 1/15/26	225,000	200,379
Berkshire Hathaway Energy Co., 1.65%, 5/15/31	200,000	149,806
Duke Energy Corp., 3.75%, 9/1/46	400,000	276,190
Interstate Power & Light Co., 3.5%, 9/30/49	225,000	146,463
PacifiCorp, 5.5%, 5/15/54	250,000	212,081
		984,919
Total Corporate Notes and Bonds ( Cost $25,868,316 )		21,653,817
FOREIGN CORPORATE BONDS - 4.3%
Communication Service - 0.3%
Alibaba Group Holding Ltd. (E), 2.125%, 2/9/31	250,000	195,102
Energy - 0.1%
Enbridge, Inc. (E), 5.7%, 3/8/33	125,000	119,783
Financials - 2.7%

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2023

Core Bond Fund Portfolio of Investments (unaudited)

AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 1.75%, 1/30/26	300,000	270,775
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.625%, 10/15/27	200,000	187,579
Avolon Holdings Funding Ltd. (A), 2.125%, 2/21/26	300,000	268,772
Bank of Montreal, 5.203%, 2/1/28	200,000	195,157
Mitsubishi UFJ Financial Group, Inc., (1 year CMT + 1.530%) (D), 5.475%, 2/22/31	250,000	242,277
Royal Bank of Canada, 4.9%, 1/12/28	200,000	194,289
Toronto-Dominion Bank, 5.156%, 1/10/28	200,000	195,226
Toronto-Dominion Bank, 4.456%, 6/8/32	250,000	224,263
UBS Group AG, (1 year CMT + 2.050%) (A) (D), 4.703%, 8/5/27	200,000	191,796
		1,970,134
Health Care - 1.2%
Pfizer Investment Enterprises Pte. Ltd., 5.34%, 5/19/63	450,000	414,026
Royalty Pharma PLC, 2.2%, 9/2/30	50,000	38,828
Royalty Pharma PLC, 3.55%, 9/2/50	250,000	152,704
STERIS Irish FinCo UnLtd Co., 3.75%, 3/15/51	350,000	243,245
		848,803
Total Foreign Corporate Bonds ( Cost $3,546,837 )		3,133,822
LONG TERM MUNICIPAL BONDS - 2.4%
General - 2.4%
Hillsboro School District No 1J, General Obligation, 4.35%, 6/30/34	800,000	738,887
Metropolitan Transportation Authority Revenue, 6.548%, 11/15/31	1,000,000	1,012,799
Total Long Term Municipal Bonds ( Cost $1,999,758 )		1,751,686
MORTGAGE BACKED SECURITIES - 29.9%
Fannie Mae - 18.0%
3%, 9/1/30 Pool # 890696	312,557	291,638
3%, 12/1/30 Pool # AL8924	127,166	118,676
7%, 11/1/31 Pool # 607515	11,603	11,622
3.5%, 12/1/31 Pool # MA0919	36,138	33,530
6.5%, 3/1/32 Pool # 889072	13,167	13,236
7%, 5/1/32 Pool # 644591	4,435	4,384
6.5%, 6/1/32 Pool # 545691	75,611	76,998
3.5%, 8/1/32 Pool # MA3098	39,652	37,277
5.5%, 11/1/33 Pool # 555880	116,141	114,481
4%, 2/1/35 Pool # MA2177	401,562	370,917
3.5%, 12/1/35 Pool # MA2473	229,392	210,653
4%, 6/1/36 Pool # AL8618	109,022	100,235
2.5%, 9/1/36 Pool # FS4049	462,068	410,058
5.5%, 10/1/36 Pool # 901723	50,741	49,179
6.5%, 10/1/36 Pool # 894118	149,901	150,829
6%, 11/1/36 Pool # 902510	209,734	213,117
6%, 10/1/37 Pool # 947563	170,898	173,855
4.5%, 5/1/38 Pool # MA5013	231,311	222,197
6.5%, 8/1/38 Pool # 987711	269,539	279,537
3%, 11/1/39 Pool # MA3831	49,616	43,112
4%, 1/1/41 Pool # AB2080	414,699	380,158
2.5%, 5/1/41 Pool # MA4334	398,875	326,321
4.5%, 7/1/41 Pool # AB3274	172,716	163,247
5.5%, 7/1/41 Pool # AL6588	377,543	377,368

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2023

Core Bond Fund Portfolio of Investments (unaudited)

4%, 9/1/41 Pool # AJ1406	189,997	174,243
2.5%, 3/1/42 Pool # CB3076	454,632	371,425
3.5%, 6/1/42 Pool # AO4136	432,676	384,276
4%, 6/1/42 Pool # MA1087	113,794	104,310
3.5%, 8/1/42 Pool # AP2133	199,369	176,437
3.5%, 9/1/42 Pool # AB6228	352,812	313,292
4%, 10/1/42 Pool # AP7363	282,634	259,077
3.5%, 3/1/43 Pool # AT0310	254,278	225,880
4%, 1/1/45 Pool # AS4257	60,357	55,175
4.5%, 2/1/45 Pool # MA2193	141,796	133,143
3.5%, 11/1/45 Pool # BA4907	135,384	118,996
3.5%, 12/1/45 Pool # AS6309	100,775	88,541
4.5%, 10/1/46 Pool # MA2783	22,094	20,745
4%, 12/1/46 Pool # BD2379	71,060	64,588
3%, 1/1/47 Pool # BE0108	224,408	189,963
2.5%, 12/1/47 Pool # FM3165	453,309	367,055
4%, 7/1/48 Pool # MA3415	106,219	96,413
3%, 1/1/49 Pool # FS4296	331,661	283,915
4%, 11/1/50 Pool # FM5530	290,832	262,543
2%, 12/1/51 Pool # FM9925	712,235	550,723
2%, 1/1/52 Pool # CB2601	357,400	276,586
2.5%, 3/1/52 Pool # BV4133	274,149	218,014
2.5%, 4/1/52 Pool # FS4138	239,897	191,750
4%, 5/1/52 Pool # CB3627	717,900	640,487
4%, 5/1/52 Pool # CB3678	235,956	210,415
4%, 5/1/52 Pool # FS1704	179,634	161,390
3.5%, 6/1/52 Pool # CB3845	698,397	603,608
4.5%, 8/1/52 Pool # CB4383	707,718	652,080
4.5%, 8/1/52 Pool # FS2605	476,552	438,121
5%, 10/1/52 Pool # MA4785	463,455	437,827
5.5%, 10/1/52 Pool # MA4786	312,712	302,593
5%, 11/1/52 Pool # MA4806	235,565	222,540
5.5%, 9/1/53 Pool # FS5575	349,551	339,626
		13,108,402
Freddie Mac - 11.8%
4.5%, 2/1/25 Pool # J11722	11,408	11,065
4.5%, 5/1/25 Pool # J12247	23,069	22,355
8%, 6/1/30 Pool # C01005	5,105	5,273
7%, 3/1/31 Pool # C48129	24,687	24,477
2.5%, 2/1/32 Pool # ZS8641	92,359	83,445
5.5%, 11/1/34 Pool # A28282	158,355	154,108
2.5%, 6/1/35 Pool # RC1421	162,638	143,904
5.5%, 1/1/37 Pool # G04593	79,437	79,460
2%, 3/1/41 Pool # RB5105	383,148	309,621
4%, 10/1/41 Pool # Q04092	199,490	183,124
3%, 9/1/42 Pool # C04233	551,819	472,978
3%, 4/1/43 Pool # V80025	734,084	629,180
3%, 4/1/43 Pool # V80026	718,502	615,822
3.5%, 8/1/44 Pool # Q27927	199,123	175,778
3%, 7/1/45 Pool # G08653	237,350	201,276
3.5%, 8/1/45 Pool # Q35614	321,219	283,026
3%, 10/1/46 Pool # G60722	366,202	310,437
4%, 3/1/47 Pool # Q46801	95,472	86,888

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2023

Core Bond Fund Portfolio of Investments (unaudited)

3.5%, 12/1/47 Pool # Q52955	134,328	117,911
2.5%, 4/1/48 Pool # QA2240	356,490	288,750
3%, 7/1/49 Pool # QA1033	189,128	158,089
2.5%, 1/1/52 Pool # SD7552	1,083,688	867,536
3.5%, 4/1/52 Pool # SD0960	685,886	598,363
3.5%, 5/1/52 Pool # RA7380	233,815	202,081
3.5%, 5/1/52 Pool # QE2363	184,081	158,615
3%, 8/1/52 Pool # SD7556	647,116	541,071
5%, 11/1/52 Pool # SD8267	188,142	177,739
5.5%, 11/1/52 Pool # SD1859	233,958	227,254
4.5%, 12/1/52 Pool # SD1921	339,459	313,148
5%, 2/1/53 Pool # SD2334	291,050	275,014
5.5%, 2/1/53 Pool # SD2172	288,260	279,812
5%, 5/1/53 Pool # SD2875	392,718	372,589
6%, 9/1/53 Pool # SD8363	248,225	245,186
		8,615,375
Ginnie Mae - 0.1%
6.5%, 2/20/29 Pool # 2714	14,164	14,277
6.5%, 4/20/31 Pool # 3068	11,301	11,598
		25,875
Total Mortgage Backed Securities ( Cost $24,189,184 )		21,749,652
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 23.1%
U.S. Treasury Bonds - 10.3%
6.625%, 2/15/27	2,000,000	2,115,234
4.500%, 5/15/38	2,000,000	1,954,688
3.750%, 8/15/41	1,000,000	864,961
3.000%, 5/15/45	750,000	556,582
2.500%, 5/15/46	500,000	334,531
3.375%, 11/15/48	500,000	391,602
1.250%, 5/15/50	1,500,000	706,289
1.875%, 2/15/51	1,000,000	559,414
		7,483,301
U.S. Treasury Notes - 12.8%
2.250%, 11/15/25	500,000	472,461
2.375%, 5/15/27	2,000,000	1,844,531
4.000%, 2/29/28	400,000	389,735
2.875%, 5/15/28	3,350,000	3,105,031
2.625%, 2/15/29	2,450,000	2,216,676
3.875%, 11/30/29	250,000	239,658
1.375%, 11/15/31	1,400,000	1,097,250
		9,365,342
Total U.S. Government and Agency Obligations ( Cost $19,287,957 )		16,848,643
	Shares
SHORT-TERM INVESTMENTS - 1.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class (F), 5.29%	43,232	43,232
State Street Navigator Securities Lending Government Money Market Portfolio (F) (G), 5.36%	870,255	870,255
Total Short-Term Investments ( Cost $913,487 )		913,487

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2023

Core Bond Fund Portfolio of Investments (unaudited)

TOTAL INVESTMENTS - 99.8% ( Cost $83,311,382 )		72,695,650
NET OTHER ASSETS AND LIABILITIES - 0.2%		134,237
TOTAL NET ASSETS - 100.0%		$72,829,887
(A)	Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."
(B)	Stepped rate security. Rate shown is as of September 30, 2023.
(C)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.
(D)	Floating rate or variable rate note. Rate shown is as of September 30, 2023.
(E)	All or a portion of these securities, with an aggregate fair value of $853,157, are on loan as part of a securities lending program.
(F)	7-day yield.
(G)	Represents investments of cash collateral received in connection with securities lending.
BDC	Business Development Company.
CMT	Constant Maturity Treasury.
DAC	Designated Activity Company.
FREMF	Freddie Mac Multifamily
IO	Interest Only.
PLC	Public Limited Company.
LLC	Limited Liability Company.
LP	Limited Partnership.
REMIC	Real Estate Mortgage Investment Conduit.
SOFR	Secured Overnight Financing Rate.
SOFR30A	30-day SOFR Average.
STACR	Structured Agency Credit Risk

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2023

High Income Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1,2)
CORPORATE NOTES AND BONDS - 87.9%
Communication Services - 19.7%
Advantage Sales & Marketing, Inc. (A), 6.5%, 11/15/28	$150,000	$129,167
Cars.com, Inc. (A), 6.375%, 11/1/28	150,000	136,313
CCO Holdings LLC/CCO Holdings Capital Corp. (A), 4.75%, 3/1/30	145,000	121,723
Frontier Communications Holdings LLC (A), 5%, 5/1/28	225,000	192,147
Hughes Satellite Systems Corp., 5.25%, 8/1/26	225,000	202,317
Lamar Media Corp., 4.875%, 1/15/29	200,000	181,000
Level 3 Financing, Inc. (A), 4.25%, 7/1/28	180,000	112,107
Millennium Escrow Corp. (A), 6.625%, 8/1/26	225,000	179,345
Netflix, Inc. (B), 6.375%, 5/15/29	175,000	180,607
Nexstar Media, Inc. (A), 4.75%, 11/1/28	125,000	103,458
Outfront Media Capital LLC/Outfront Media Capital Corp. (A), 4.25%, 1/15/29	125,000	99,190
SBA Communications Corp., 3.875%, 2/15/27	250,000	229,083
Sprint LLC, 7.125%, 6/15/24	275,000	276,754
Viasat, Inc. (A), 6.5%, 7/15/28	150,000	103,875
		2,247,086
Consumer Discretionary - 14.4%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. (A), 5.5%, 4/20/26	275,000	268,588
Boyne USA, Inc. (A) (B), 4.75%, 5/15/29	100,000	87,468
Genting New York LLC/GENNY Capital, Inc. (A), 3.3%, 2/15/26	200,000	178,940
Murphy Oil USA, Inc., 5.625%, 5/1/27	400,000	385,805
QVC, Inc., 4.375%, 9/1/28	160,000	84,125
RHP Hotel Properties LP/RHP Finance Corp. (A), 4.5%, 2/15/29	150,000	128,272
United Airlines, Inc. (A), 4.375%, 4/15/26	125,000	115,588
Vail Resorts, Inc. (A), 6.25%, 5/15/25	225,000	223,787
Williams Scotsman International, Inc. (A), 6.125%, 6/15/25	175,000	173,250
		1,645,823
Consumer Staples - 6.9%
B&G Foods, Inc. (B), 5.25%, 9/15/27	220,000	183,911
Edgewell Personal Care Co. (A), 5.5%, 6/1/28	125,000	115,313
Lamb Weston Holdings, Inc. (A), 4.875%, 5/15/28	150,000	138,352
Lamb Weston Holdings, Inc. (A), 4.125%, 1/31/30	175,000	149,638
Performance Food Group, Inc. (A), 5.5%, 10/15/27	215,000	203,703
		790,917
Energy - 5.1%
Berry Petroleum Co. LLC (A), 7%, 2/15/26	125,000	119,726
Buckeye Partners LP (A), 4.125%, 3/1/25	150,000	142,488
Sunoco LP/Sunoco Finance Corp., 6%, 4/15/27	225,000	218,058
Sunoco LP/Sunoco Finance Corp., 4.5%, 4/30/30	125,000	108,247
		588,519
Financials - 13.7%
Credit Acceptance Corp. (A), 5.125%, 12/31/24	125,000	121,747
Enact Holdings, Inc. (A), 6.5%, 8/15/25	250,000	246,229
Jefferies Finance LLC/JFIN Co.-Issuer Corp. (A), 5%, 8/15/28	200,000	168,413
LPL Holdings, Inc. (A), 4%, 3/15/29	225,000	196,180
MGIC Investment Corp., 5.25%, 8/15/28	200,000	186,246

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2023

High Income Fund Portfolio of Investments (unaudited)

MPT Operating Partnership LP/MPT Finance Corp. (B), 3.5%, 3/15/31	150,000	93,701
Nationstar Mortgage Holdings, Inc. (A), 5%, 2/1/26	130,000	121,411
NFP Corp. (A), 6.875%, 8/15/28	125,000	107,340
OneMain Finance Corp., 3.875%, 9/15/28	200,000	160,528
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc. (A), 3.875%, 3/1/31	200,000	159,474
		1,561,269
Health Care - 3.2%
AdaptHealth LLC (A), 4.625%, 8/1/29	50,000	38,376
HCA, Inc., 5.875%, 2/15/26	250,000	248,674

Medline Borrower LP (A), 3.875%, 4/1/29	100,000	84,548
		371,598
Industrials - 18.1%
Brink's Co. (A), 5.5%, 7/15/25	125,000	122,523
Clean Harbors, Inc. (A), 6.375%, 2/1/31	125,000	121,551
Energizer Holdings, Inc. (A), 4.75%, 6/15/28	200,000	172,745
EnerSys (A), 4.375%, 12/15/27	125,000	113,594
Graphic Packaging International LLC (A), 3.5%, 3/15/28	125,000	110,350
Madison IAQ LLC (A), 4.125%, 6/30/28	200,000	172,600
Roller Bearing Co. of America, Inc. (A), 4.375%, 10/15/29	175,000	150,528
Sealed Air Corp. (A) (B), 5%, 4/15/29	200,000	179,456
Spirit AeroSystems, Inc. (A) (B), 7.5%, 4/15/25	250,000	245,263
TransDigm, Inc. (A), 6.25%, 3/15/26	275,000	271,009
United Rentals North America, Inc., 5.5%, 5/15/27	205,000	199,298
Waste Pro USA, Inc. (A), 5.5%, 2/15/26	225,000	210,186
		2,069,103
Information Technology - 5.8%
Gartner, Inc. (A), 4.5%, 7/1/28	50,000	45,618
Iron Mountain, Inc. (A), 4.875%, 9/15/27	250,000	230,590
Iron Mountain, Inc. (A), 5.25%, 7/15/30	150,000	131,079
Pitney Bowes, Inc. (A) (B), 6.875%, 3/15/27	210,000	165,375
Playtika Holding Corp. (A), 4.25%, 3/15/29	110,000	91,850
		664,512
Utilities - 1.0%
Calpine Corp. (A), 3.75%, 3/1/31	135,000	108,757
Total Corporate Notes and Bonds ( Cost $11,235,913 )		10,047,584
FOREIGN CORPORATE BONDS - 6.1%
Communication Service - 0.8%
Telesat Canada/Telesat LLC (A), 6.5%, 10/15/27	175,000	89,250
Consumer Discretionary - 5.0%
Carnival Corp. (A), 5.75%, 3/1/27	200,000	181,010
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd. (A), 5.75%, 1/20/26	175,000	157,476
International Game Technology PLC (A), 4.125%, 4/15/26	250,000	235,152
		573,638
Health Care - 0.3%
Mallinckrodt International Finance SA/Mallinckrodt CB LLC (A) (C), 10%, 4/15/25	425,000	27,625
Total Foreign Corporate Bonds ( Cost $1,239,262 )		690,513

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2023

High Income Fund Portfolio of Investments (unaudited)

		Shares
EXCHANGE TRADED FUNDS - 3.8%
Bond Funds - 3.8%
iShares iBoxx High Yield Corporate Bond ETF (B)		5,900	434,948
Total Exchange Traded Funds ( Cost $508,730 )			434,948
SHORT-TERM INVESTMENTS - 14.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class (D), 5.29%		135,947	135,947
State Street Navigator Securities Lending Government Money Market Portfolio (D) (E), 5.36%		1,545,406	1,545,406
Total Short-Term Investments ( Cost $1,681,353 )			1,681,353

TOTAL INVESTMENTS - 112.5% ( Cost $14,665,258 )			12,854,398
NET OTHER ASSETS AND LIABILITIES - (12.5%)			(1,425,441)
TOTAL NET ASSETS - 100.0%			$11,428,957
(A)	Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."
(B)	All or a portion of these securities, with an aggregate fair value of $1,514,192, are on loan as part of a securities lending program.
(C)	In default. Issuer is bankrupt.
(D)	7-day yield.
(E)	Represents investments of cash collateral received in connection with securities lending.
ETF	Exchange Traded Fund.
LLC	Limited Liability Company.
LP	Limited Partnership.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2023

Diversified Income Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1,2)
COMMON STOCKS - 3.8%
Communication Service - 0.2%
Comcast Corp., Class A	7,342	$325,544
Consumer Discretionary - 0.4%
Home Depot, Inc.	495	149,569
Lowe's Cos., Inc.	995	206,801
McDonald's Corp.	512	134,881
Starbucks Corp.	1,504	137,270
		628,521
Consumer Staples - 0.3%
Archer-Daniels-Midland Co.	2,928	220,830
Coca-Cola Co.	2,557	143,141
PepsiCo, Inc.	889	150,632
		514,603
Energy - 0.7%
Baker Hughes Co.	8,772	309,827
Chevron Corp.	1,905	321,221
EOG Resources, Inc.	2,708	343,266
Kinder Morgan, Inc.	13,257	219,801
		1,194,115
Equity Real Estate Investment Trusts (REITs) - 0.1%
American Tower Corp., REIT	1,416	232,861
Financials - 0.4%
Aflac, Inc.	2,546	195,406
CME Group, Inc.	1,637	327,760
Northern Trust Corp.	1,644	114,225
		637,391
Health Care - 0.4%
Bristol-Myers Squibb Co.	3,607	209,350
Johnson & Johnson	1,983	308,852
Medtronic PLC	2,013	157,739
		675,941
Industrials - 0.7%
Automatic Data Processing, Inc.	551	132,560
Caterpillar, Inc.	574	156,702
Emerson Electric Co.	1,118	107,965
Fastenal Co.	3,082	168,400
Honeywell International, Inc.	1,259	232,588
Paychex, Inc.	881	101,606
Union Pacific Corp.	955	194,467
United Parcel Service, Inc., Class B	606	94,457
		1,188,745
Information Technology - 0.2%
Analog Devices, Inc.	657	115,034

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2023

Diversified Income Fund Portfolio of Investments (unaudited)

Texas Instruments, Inc.	1,471	233,904
		348,938
Materials - 0.2%
Air Products & Chemicals, Inc.	977	276,882
Utilities - 0.2%
NextEra Energy, Inc.	4,801	275,049
Total Common Stocks ( Cost $4,982,204 )		6,298,590
INVESTMENT COMPANIES - 94.2%
Bond Funds – 49.0%
iShares Aaa - A Rated Corporate Bond ETF (A)	284,016	12,803,441
Janus Henderson Mortgage-Backed Securities ETF (A)	363,109	15,758,931
Madison Aggregate Bond ETF (B)	1,250,000	24,636,375
Madison Short-Term Strategic Income ETF (B)	1,437,500	28,594,606
		81,793,353
Stock Funds – 45.2%
Madison Covered Call ETF (B) (C)	2,145,000	42,342,300
Madison Dividend Value ETF (B)	1,750,000	33,210,975
		75,553,275
Total Investment Companies ( Cost $160,951,159 )		157,346,628
	Par Value
ASSET BACKED SECURITIES - 0.1%
CCG Receivables Trust, Series 2020-1, Class A2 (D), 0.54%, 12/14/27	$6,177	6,134
Donlen Fleet Lease Funding 2 LLC, Series 2021-2, Class A2 (D), 0.56%, 12/11/34	51,167	50,090
JPMorgan Chase Bank NA, Series 2020-2, Class B (D), 0.84%, 2/25/28	14,538	14,398
JPMorgan Chase Bank NA, Series 2021-1, Class B (D), 0.875%, 9/25/28	41,765	40,748
LAD Auto Receivables Trust, Series 2021-1A, Class A (D), 1.3%, 8/17/26	46,456	45,636
Total Asset Backed Securities ( Cost $160,114 )		157,006
COLLATERALIZED MORTGAGE OBLIGATIONS - 0.0%
Federal National Mortgage Association REMICS, Series 2016-21, Class BA	11,747	11,615
PSMC Trust, Series 2019-2, Class A1 (D) (E) (F)	1,550	1,520
Total Collateralized Mortgage Obligations ( Cost $13,616 )		13,135
COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.0%
GSAMP Trust, Series 2006-S5, Class M5 (C), 7.488% 9/25/36	2,190,000	—
Total Commercial Mortgage-Backed Securities ( Cost $—)		—
LONG TERM MUNICIPAL BONDS - 0.6%
Metropolitan Transportation Authority Revenue, 6.548%, 11/15/31	1,000,000	1,012,799
Total Long Term Municipal Bonds ( Cost $1,189,368 )		1,012,799
MORTGAGE BACKED SECURITIES - 0.0%
Fannie Mae - 0.0%
7%, 11/1/31 Pool # 607515	11,603	11,622

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2023

Diversified Income Fund Portfolio of Investments (unaudited)

7%, 5/1/32 Pool # 644591		2,438	2,410
			14,032
Freddie Mac - 0.0%
4.5%, 2/1/25 Pool # J11722		6,845	6,639
4.5%, 5/1/25 Pool # J12247		6,488	6,288
8%, 6/1/30 Pool # C01005		4,084	4,218
			17,145
Ginnie Mae - 0.0%
6.5%, 4/20/31 Pool # 3068		9,307	9,551
Total Mortgage Backed Securities ( Cost $41,060 )			40,728
		Shares
SHORT-TERM INVESTMENTS - 6.4%
State Street Navigator Securities Lending Government Money Market Portfolio (G) (H), 5.36%		10,765,075	10,765,075
Total Short-Term Investments ( Cost $10,765,075 )			10,765,075
TOTAL INVESTMENTS - 105.1% ( Cost $178,102,596 )			175,633,961
NET OTHER ASSETS AND LIABILITIES - (5.1%)			(8,564,793)
TOTAL NET ASSETS - 100.0%			$167,069,168
(A)	All or a portion of these securities, with an aggregate fair value of $10,496,584, are on loan as part of a securities lending program.
(B)	Affiliated Company.
(C)	Greater than 25% of the portfolio. For more information refer the website https://madisonfunds.com/etfs/madison-covered-call.
(D)	Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."
(E)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.
(F)	Floating rate or variable rate note. Rate shown is as of September 30, 2023.
(G)	Represents investments of cash collateral received in connection with securities lending.
(H)	7-day yield.
ETF	Exchange Traded Fund.
LLC	Limited Liability Company.
PLC	Public Limited Company.
REIT	Real Estate Investment Trust.
REMIC	Real Estate Mortgage Investment Conduit.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2023

Large Cap Value Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1,2)
COMMON STOCKS - 98.3%
Communication Service - 3.6%
Comcast Corp., Class A	149,000	$6,606,660
Consumer Discretionary - 8.8%
Home Depot, Inc.	20,600	6,224,496
Lowe's Cos., Inc.	19,900	4,136,016
McDonald's Corp.	10,200	2,687,088
Starbucks Corp.	30,500	2,783,735
		15,831,335
Consumer Staples - 7.4%
Archer-Daniels-Midland Co.	59,000	4,449,780
Coca-Cola Co.	51,500	2,882,970
PepsiCo, Inc.	18,000	3,049,920
Procter & Gamble Co.	20,400	2,975,544
		13,358,214
Energy - 14.3%
Baker Hughes Co.	176,500	6,233,980
Chevron Corp.	38,500	6,491,870
ConocoPhillips	15,600	1,868,880
EOG Resources, Inc.	54,600	6,921,096
Kinder Morgan, Inc.	267,000	4,426,860
		25,942,686
Equity Real Estate Investment Trusts (REITs) - 2.6%
American Tower Corp., REIT	28,500	4,686,825
Financials - 18.2%
Aflac, Inc.	51,500	3,952,625
BlackRock, Inc.	8,000	5,171,920
CME Group, Inc.	33,000	6,607,260
JPMorgan Chase & Co.	28,400	4,118,568
Morgan Stanley	79,500	6,492,765
Northern Trust Corp.	33,500	2,327,580
U.S. Bancorp	127,500	4,215,150
		32,885,868
Health Care - 12.5%
Abbott Laboratories	18,000	1,743,300
Bristol-Myers Squibb Co.	73,000	4,236,920
Johnson & Johnson	40,000	6,230,000
Medtronic PLC	81,500	6,386,340
Pfizer, Inc.	119,500	3,963,815
		22,560,375
Industrials - 15.6%
Automatic Data Processing, Inc.	11,100	2,670,438
Caterpillar, Inc.	21,500	5,869,500
Fastenal Co.	113,100	6,179,784

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2023

Large Cap Value Fund Portfolio of Investments (unaudited)

Honeywell International, Inc.		25,500	4,710,870
Paychex, Inc.		27,300	3,148,509
Union Pacific Corp.		19,400	3,950,422
United Parcel Service, Inc., Class B		11,400	1,776,918
			28,306,441
Information Technology - 7.6%
Analog Devices, Inc.		13,200	2,311,188
Cisco Systems, Inc.		125,000	6,720,000
Texas Instruments, Inc.		29,600	4,706,696
			13,737,884
Materials - 4.6%
Air Products & Chemicals, Inc.		19,500	5,526,300
Newmont Corp.		76,500	2,826,675
			8,352,975
Utilities - 3.1%
NextEra Energy, Inc.		96,500	5,528,485
Total Common Stocks ( Cost $159,765,372 )			177,797,748
SHORT-TERM INVESTMENTS - 1.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class (A), 5.29%		3,240,010	3,240,010
Total Short-Term Investments ( Cost $3,240,010 )			3,240,010
TOTAL INVESTMENTS - 100.1% ( Cost $163,005,382 )			181,037,758
NET OTHER ASSETS AND LIABILITIES - (0.1%)			(236,929)
TOTAL NET ASSETS - 100.0%			$180,800,829
(A)	7-day yield.
PLC	Public Limited Company.
REIT	Real Estate Investment Trust.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2023

Large Cap Growth Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1,2)
COMMON STOCKS - 93.3%
Communication Services - 10.7%
Alphabet, Inc., Class C *	117,831	$15,536,017
Liberty Broadband Corp., Class C *	47,353	4,324,276
		19,860,293
Consumer Discretionary - 12.7%
Amazon.com, Inc. *	58,151	7,392,155
Lowe's Cos., Inc.	36,532	7,592,811
NIKE, Inc., Class B	13,997	1,338,393
TJX Cos., Inc.	80,676	7,170,483
		23,493,842
Consumer Staples - 3.0%
Dollar Tree, Inc. *	51,729	5,506,552
Financials - 30.3%
Capital Markets - 4.7%
Brookfield Asset Management Ltd., Class A (A)	30,770	1,025,872
Brookfield Corp., Class A	123,084	3,848,836
Charles Schwab Corp.	68,743	3,773,991
		8,648,699
Commercial Banks - 2.5%
U.S. Bancorp	142,665	4,716,505
Financial Services - 11.4%
Berkshire Hathaway, Inc., Class B *	21,342	7,476,102
Fiserv, Inc. *	67,607	7,636,887
Visa, Inc., Class A	26,405	6,073,414
		21,186,403
Insurance - 11.7%
Arch Capital Group Ltd. *	144,489	11,517,218
Marsh & McLennan Cos., Inc.	27,875	5,304,613
Progressive Corp.	34,904	4,862,127
		21,683,958
		56,235,565
Health Care - 14.1%
Agilent Technologies, Inc.	31,835	3,559,790
Alcon, Inc.	95,506	7,359,692
Becton Dickinson & Co.	30,476	7,878,960
Danaher Corp.	15,904	3,945,783
Elevance Health, Inc.	7,750	3,374,505
		26,118,730
Industrials - 13.3%
Copart, Inc. *	143,726	6,193,153
Ferguson PLC	21,736	3,574,920
PACCAR, Inc.	97,873	8,321,163

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2023

Large Cap Growth Fund Portfolio of Investments (unaudited)

Parker-Hannifin Corp.		16,743	6,521,733
			24,610,969
Information Technology - 9.2%
Accenture PLC, Class A		21,266	6,531,001
Analog Devices, Inc.		41,004	7,179,391
Texas Instruments, Inc.		20,997	3,338,733
			17,049,125
Total Common Stocks ( Cost $107,230,578 )			172,875,076
SHORT-TERM INVESTMENTS - 6.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class (B), 5.29%		12,365,610	12,365,610
State Street Navigator Securities Lending Government Money Market Portfolio (B) (C), 5.36%		55,200	55,200
Total Short-Term Investments ( Cost $12,420,810 )			12,420,810
TOTAL INVESTMENTS - 100.0% ( Cost $119,651,388 )			185,295,886
NET OTHER ASSETS AND LIABILITIES - 0.0%			(14,255)
TOTAL NET ASSETS - 100.0%			$185,281,631
*	Non-income producing.
(A)	All or a portion of these securities, with an aggregate fair value of $53,344, are on loan as part of a securities lending program.
(B)	7-day yield.
(C)	Represents investments of cash collateral received in connection with securities lending.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2023

Mid Cap Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1,2)
COMMON STOCKS - 96.1%
Communication Services - 6.3%
Liberty Broadband Corp., Class C *	58,600	$5,351,352
Liberty Media Corp.-Liberty Formula One, Class C *	22,166	1,380,942
Take-Two Interactive Software, Inc. *	14,426	2,025,266
		8,757,560
Consumer Discretionary - 14.2%
CarMax, Inc. *	74,044	5,237,132
Floor & Decor Holdings, Inc., Class A *	46,370	4,196,485
Ross Stores, Inc.	68,498	7,736,849
Thor Industries, Inc.	27,904	2,654,508
		19,824,974
Consumer Staples - 5.0%
Brown-Forman Corp., Class B	18,966	1,094,148
Dollar Tree, Inc. *	55,787	5,938,526
		7,032,674
Financials - 28.0%
Capital Markets - 5.2%
Brookfield Asset Management Ltd., Class A (A)	18,606	620,324
Brookfield Corp., Class A (A)	74,430	2,327,426
Moelis & Co., Class A	95,289	4,300,393

		7,248,143
Commercial Banks - 1.6%
Glacier Bancorp, Inc.	77,005	2,194,642
Insurance - 21.2%
Arch Capital Group Ltd. *	146,087	11,644,595
Brown & Brown, Inc.	91,547	6,393,642
Markel Group, Inc. *	2,661	3,918,296
Progressive Corp.	31,575	4,398,398
W R Berkley Corp.	52,059	3,305,226
		29,660,157
		39,102,942
Health Care - 5.0%
Laboratory Corp. of America Holdings	19,992	4,019,392
Waters Corp. *	10,720	2,939,531
		6,958,923
Industrials - 16.7%
Armstrong World Industries, Inc.	24,736	1,780,992
Carlisle Cos., Inc.	26,421	6,849,908
Copart, Inc. *	139,857	6,026,438
Expeditors International of Washington, Inc.	23,031	2,640,044
PACCAR, Inc.	70,616	6,003,772
		23,301,154

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2023

Mid Cap Fund Portfolio of Investments (unaudited)

Information Technology - 20.9%
Amphenol Corp., Class A		52,358	4,397,548
Arista Networks, Inc. *		35,061	6,448,770
CDW Corp.		25,180	5,080,317
Gartner, Inc. *		23,678	8,135,997
Microchip Technology, Inc.		20,512	1,600,962
MKS Instruments, Inc.		41,046	3,552,121
			29,215,715
Total Common Stocks ( Cost $64,040,268 )			134,193,942
SHORT-TERM INVESTMENTS - 4.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class (B), 5.29%		5,779,113	5,779,113
State Street Navigator Securities Lending Government Money Market Portfolio (B) (C), 5.36%		422,545	422,545
Total Short-Term Investments ( Cost $6,201,658 )			6,201,658
TOTAL INVESTMENTS - 100.5% ( Cost $70,241,926 )			140,395,600
NET OTHER ASSETS AND LIABILITIES - (0.5%)			(767,028)
TOTAL NET ASSETS - 100.0%			$139,628,572
*	Non-income producing.
(A)	All or a portion of these securities, with an aggregate fair value of $762,356, are on loan as part of a securities lending program.
(B)	7-day yield.
(C)	Represents investments of cash collateral received in connection with securities lending.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2023

International Stock Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1,2)
COMMON STOCKS - 97.9%
Australia - 1.6%
Treasury Wine Estates Ltd.	38,220	$302,860
Brazil - 2.3%
Itau Unibanco Holding SA, ADR	42,095	226,050
Pagseguro Digital Ltd., Class A *	24,879	214,208
		440,258
Canada - 6.1%
Cameco Corp.	12,861	509,810
Canadian Pacific Kansas City Ltd. (A)	4,179	310,959
Manulife Financial Corp.	18,603	340,063
		1,160,832
China - 7.4%
Alibaba Group Holding Ltd., ADR *	6,415	556,437
Ping An Insurance Group Co. of China Ltd., Class H	77,390	438,353
Tencent Holdings Ltd.	10,732	415,919
		1,410,709
Denmark - 2.0%
Genmab AS *	1,083	383,252
France - 9.4%
Air Liquide SA	1,308	220,420
Airbus SE	3,459	462,753
EssilorLuxottica SA	1,160	201,640
Hermes International SCA	110	199,968
LVMH Moet Hennessy Louis Vuitton SE	300	226,328
STMicroelectronics NV (A)	5,528	238,589
Worldline SA * (B)	8,472	236,897
		1,786,595
Germany - 11.7%
adidas AG	2,244	395,087
Deutsche Telekom AG	22,026	462,534
KION Group AG	10,868	418,711
SAP SE, ADR	3,052	394,685
Siemens AG	2,374	340,345
Symrise AG	2,265	216,346
		2,227,708
Hong Kong - 1.4%
AIA Group Ltd.	32,520	263,056
India - 7.6%
HDFC Bank Ltd., ADR	8,519	502,706
Infosys Ltd., ADR	21,593	369,456
Larsen & Toubro Ltd., GDR	15,517	561,299
		1,433,461

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2023

International Stock Fund Portfolio of Investments (unaudited)

Ireland - 2.1%
Kerry Group PLC, Class A	4,715	393,598
Israel - 1.5%
CyberArk Software Ltd. *	1,795	293,967
Italy - 1.2%
Ferrari NV	740	218,700
Japan - 15.2%
CyberAgent, Inc.	35,229	189,905
Keyence Corp.	600	223,003
Lasertec Corp.	2,100	326,040
Murata Manufacturing Co. Ltd.	14,079	257,305
Nidec Corp.	4,600	213,097
Pan Pacific International Holdings Corp.	20,200	424,199
Shin-Etsu Chemical Co. Ltd.	9,700	281,537
Shiseido Co. Ltd.	5,600	196,592
Sony Group Corp.	4,597	376,042
Toray Industries, Inc.	77,853	404,954
		2,892,674
Mexico - 5.0%
Fomento Economico Mexicano SAB de CV, ADR	2,124	231,835
Grupo Mexico SAB de CV, Series B	96,107	454,189
Wal-Mart de Mexico SAB de CV, ADR	6,738	253,079
		939,103
Netherlands - 4.3%
ASML Holding NV	640	376,742
NXP Semiconductors NV	2,152	430,228
		806,970
Norway - 1.3%
Norsk Hydro ASA	37,938	238,120
Switzerland - 6.5%
Lonza Group AG	750	346,985
Nestle SA	2,007	226,633
Partners Group Holding AG	356	400,589
Sika AG	1,057	267,905
		1,242,112
Taiwan - 1.3%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2,921	253,835
United Kingdom - 10.0%
AstraZeneca PLC	3,193	429,704
Diageo PLC	7,665	282,676
London Stock Exchange Group PLC	3,491	350,451
Prudential PLC	27,711	298,395
Shell PLC	16,651	528,670
		1,889,896
Total Common Stocks ( Cost $21,025,666 )		18,577,706

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2023

International Stock Fund Portfolio of Investments (unaudited)

SHORT-TERM INVESTMENTS - 3.0%
United States - 3.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class (C), 5.29%		262,263	262,263
State Street Navigator Securities Lending Government Money Market Portfolio (C) (D), 5.36%		312,244	312,244
Total Short-Term Investments ( Cost $574,507 )			574,507

TOTAL INVESTMENTS - 100.9% ( Cost $21,600,173 )			19,152,213
NET OTHER ASSETS AND LIABILITIES - (0.9%)			(179,652)
TOTAL NET ASSETS - 100.0%			$18,972,561
*	Non-income producing.
(A)	All or a portion of these securities, with an aggregate fair value of $536,069, are on loan as part of a securities lending program.
(B)	Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors." The securities have been determined to be liquid under guidelines established by the Board of Trustees.
(C)	7-day yield.
(D)	Represents investments of cash collateral received in connection with securities lending.
ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
PLC	Public Limited Company.
SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 9/30/23
Communication Services	5.6%
Consumer Discretionary	12.6%
Consumer Staples	10.0%
Energy	5.5%
Financials	17.2%
Health Care	7.2%
Industrials	12.1%
Information Technology	16.7%
Materials	11.0%
Short-Term Investments	3.0%
Net Other Assets and Liabilities	(0.9)%

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2023

Target Retirement 2020 Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1,2)
INVESTMENT COMPANIES - 96.1%
Alternative Funds - 3.1%
Invesco Optimum Yield Diversified Commodity Strategy ETF		31,680	$473,616
Bond Funds - 77.0%
iShares 7-10 Year Treasury Bond ETF (A)		54,353	4,978,191
iShares MBS ETF		9,792	869,530
iShares Treasury Floating Rate Bond ETF		53,203	2,699,520
Janus Henderson Mortgage-Backed Securities ETF		34,892	1,514,313
Schwab Intermediate-Term U.S. Treasury ETF		19,670	942,980
Vanguard Extended Duration Treasury ETF		12,511	876,145
			11,880,679
Foreign Stock Funds - 4.6%
iShares MSCI Emerging Markets Asia ETF		3,569	224,740
iShares MSCI International Quality Factor ETF		9,599	322,622
JPMorgan BetaBuilders Japan ETF		3,306	166,094
			713,456
Stock Funds - 11.4%
Distillate U.S. Fundamental Stability & Value ETF		7,970	355,781
Invesco S&P 500 Quality ETF		8,362	418,434
iShares Global Energy ETF		10,008	412,930
Vanguard Health Care ETF		729	171,388
Vanguard Information Technology ETF		950	394,155
			1,752,688
Total Investment Companies ( Cost $15,199,200 )			14,820,439
SHORT-TERM INVESTMENTS - 4.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class (B), 5.29%		620,203	620,203
Total Short-Term Investments ( Cost $620,203 )			620,203
NET OTHER ASSETS AND LIABILITIES - (0.1%)			(13,146)
TOTAL NET ASSETS - 100.0%			$15,427,496
(A)	Greater than 25% of the portfolio. For more information refer the website https://www.ishares.com/us/products/239456/ishares-710-year-treasury-bond-etf
(B)	7-day yield.
ETF	Exchange Traded Fund.
MBS	Mortgage-Backed Securities
MSCI	Morgan Stanley Capital International.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2023

Target Retirement 2030 Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1,2)
	INVESTMENT COMPANIES - 97.1%
	Alternative Funds - 5.3%
	Invesco Optimum Yield Diversified Commodity Strategy ETF	192,313	$2,875,080
	Bond Funds - 58.2%
	iShares 7-10 Year Treasury Bond ETF	141,392	12,950,093
	iShares MBS ETF	29,311	2,602,817
	iShares Treasury Floating Rate Bond ETF	156,347	7,933,047
	Janus Henderson Mortgage-Backed Securities ETF	80,683	3,501,642
	Schwab Intermediate-Term U.S. Treasury ETF	62,541	2,998,216
	Vanguard Extended Duration Treasury ETF	25,313	1,772,669
			31,758,484
	Foreign Stock Funds - 9.2%
	iShares MSCI Emerging Markets Asia ETF	25,951	1,634,134
	iShares MSCI International Quality Factor ETF	58,679	1,972,201
	JPMorgan BetaBuilders Japan ETF	27,707	1,392,000
			4,998,335
	Stock Funds - 24.4%
	Distillate U.S. Fundamental Stability & Value ETF	66,292	2,959,275
	Invesco S&P 500 Quality ETF	70,188	3,512,208
	iShares Global Energy ETF	64,092	2,644,436
	Vanguard Health Care ETF	4,461	1,048,781
	Vanguard Information Technology ETF	7,615	3,159,463
			13,324,163
Total Investment Companies ( Cost $53,363,982 )			52,956,062
	SHORT-TERM INVESTMENTS - 1.0%
	State Street Institutional U.S. Government Money Market Fund, Premier Class (A), 5.29%	527,922	527,922
Total Short-Term Investments ( Cost $527,922 )			527,922
TOTAL INVESTMENTS - 98.1% ( Cost $53,891,904 )			53,483,984
NET OTHER ASSETS AND LIABILITIES - 1.9%			1,023,666
TOTAL NET ASSETS - 100.0%			$54,507,650
(A)	7-day yield.
ETF	Exchange Traded Fund.
MBS	Mortgage-Backed Securities
MSCI	Morgan Stanley Capital International.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2023

Target Retirement 2040 Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1,2)
	INVESTMENT COMPANIES - 98.3%
	Alternative Funds - 5.7%
	Invesco Optimum Yield Diversified Commodity Strategy ETF	138,642	$2,072,698
	Bond Funds - 46.5%
	iShares 7-10 Year Treasury Bond ETF	76,814	7,035,394
	iShares MBS ETF	16,740	1,486,512
	iShares Treasury Floating Rate Bond ETF	78,281	3,971,978
	Janus Henderson Mortgage-Backed Securities ETF	41,464	1,799,538
	Schwab Intermediate-Term U.S. Treasury ETF	37,984	1,820,953
	Vanguard Extended Duration Treasury ETF	10,275	719,558
			16,833,933
	Foreign Stock Funds - 11.7%
	iShares MSCI Emerging Markets Asia ETF	23,171	1,459,078
	iShares MSCI International Quality Factor ETF	41,970	1,410,611
	JPMorgan BetaBuilders Japan ETF	26,828	1,347,839
			4,217,528
	Stock Funds - 34.4%
	Distillate U.S. Fundamental Stability & Value ETF	60,605	2,705,407
	Invesco S&P 500 Quality ETF	65,266	3,265,911
	iShares Global Energy ETF	47,040	1,940,871
	Vanguard Health Care ETF	3,701	870,105
	Vanguard Information Technology ETF	8,857	3,674,769
			12,457,063
Total Investment Companies ( Cost $35,571,233 )			35,581,222
	SHORT-TERM INVESTMENTS - 1.1%
	State Street Institutional U.S. Government Money Market Fund, Premier Class (A), 5.29%	382,739	382,739
Total Short-Term Investments ( Cost $382,739 )			382,739
TOTAL INVESTMENTS - 99.4% ( Cost $35,953,972 )			35,963,961
NET OTHER ASSETS AND LIABILITIES - 0.6%			224,752
TOTAL NET ASSETS - 100.0%			$36,188,713
(A)	7-day yield.
ETF	Exchange Traded Fund.
MBS	Mortgage-Backed Securities
MSCI	Morgan Stanley Capital International.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2023

Target Retirement 2050 Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1,2)
	INVESTMENT COMPANIES - 98.2%
	Alternative Funds - 6.0%
	Invesco Optimum Yield Diversified Commodity Strategy ETF	119,016	$1,779,289
	Bond Funds - 37.9%
	iShares 7-10 Year Treasury Bond ETF	48,655	4,456,311
	iShares MBS ETF	8,977	797,158
	iShares Treasury Floating Rate Bond ETF	63,128	3,203,115
	Janus Henderson Mortgage-Backed Securities ETF	27,342	1,186,643
	Schwab Intermediate-Term U.S. Treasury ETF	28,179	1,350,901
	Vanguard Extended Duration Treasury ETF	4,230	296,227
			11,290,355
	Foreign Stock Funds - 13.6%
	iShares MSCI Emerging Markets Asia ETF	23,049	1,451,396
	iShares MSCI International Quality Factor ETF	35,984	1,209,422
	JPMorgan BetaBuilders Japan ETF	27,967	1,405,062
			4,065,880
	Stock Funds - 40.7%
	Distillate U.S. Fundamental Stability & Value ETF	63,098	2,816,695
	Invesco S&P 500 Quality ETF	62,702	3,137,608
	iShares Global Energy ETF	44,101	1,819,607
	Vanguard Health Care ETF	3,712	872,691
	Vanguard Information Technology ETF	8,364	3,470,224
			12,116,825
Total Investment Companies ( Cost $29,048,371 )			29,252,349
	SHORT-TERM INVESTMENTS - 0.9%
	State Street Institutional U.S. Government Money Market Fund, Premier Class (A), 5.29%	263,724	263,724
Total Short-Term Investments ( Cost $263,724 )			263,724
TOTAL INVESTMENTS - 99.1% ( Cost $29,312,095 )			29,516,073
NET OTHER ASSETS AND LIABILITIES - 0.9%			264,370
TOTAL NET ASSETS - 100.0%			$29,780,443
(A)	7-day yield.
ETF	Exchange Traded Fund.
MBS	Mortgage-Backed Securities
MSCI	Morgan Stanley Capital International.

See accompanying Notes to Portfolios of Investments.
        30

Ultra Series Fund | September 30, 2023

Notes to Portfolio of Investments (Unaudited)

1. Portfolio Valuation: The Ultra Series Fund (the "Trust") and each series of the Trust referred to individually as a "fund", and collectively, the ("funds") values securities and other investments as follows: Equity securities, including closed-end investment companies, American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs") and exchange-traded funds ("ETFs") listed on any U.S. or foreign stock exchange or quoted on the National Association of Securities Dealers Automated Quotation System ("NASDAQ") are valued at the last quoted sale price or official closing price on that exchange or NASDAQ on the valuation day (provided that, for securities traded on NASDAQ, the funds utilize the NASDAQ Official Closing Price ("NOCP"). If no sale occurs, equities traded on a U.S. exchange, foreign exchange or on NASDAQ are valued at the bid price. Debt securities (other than short-term obligations) purchased with a remaining maturity of 61 days or more are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services approved by the Trust. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments.

Municipal debt securities are traded via a network among dealers and brokers that connect buyers and sellers. They are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services approved by the Trust. There may be little trading in the secondary market for the particular bonds and other debt securities, making them more difficult to value or sell. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche.
Investments in shares of open-end mutual funds, including money market funds, are valued at their daily net asset value ("NAV") which is calculated as of the close of regular trading on the New York Stock Exchange (the "NYSE") usually 4:00 p.m. Eastern Standard Time on each day on which the NYSE is open for business. NAV per share is determined by dividing each fund's total net assets by the number of shares of such fund outstanding at the time of calculation. Because the assets of each Target Allocation Fund and each Target Date Fund consist primarily of shares of other registered investment companies (the "Underlying Funds"), the NAV of each fund is determined based on the NAVs of the Underlying Funds. Total net assets are determined by adding the total current value of portfolio securities, cash, receivables, and other assets and subtracting liabilities. Short-term instruments having maturities of 60 days or less are valued on an amortized cost basis, which approximates fair value.
Over-the-counter securities not listed or traded on NASDAQ are valued at the last sale price on the valuation day. If no sale occurs on the valuation day, an over-the-counter security is valued at the last bid price. Exchange-traded options are valued at the mean of the best bid and ask prices across all option exchanges. Over-the-counter options are valued based upon prices provided by market makers in such securities or dealers in such currencies. Financial futures contracts generally are valued at the settlement price established by the exchange(s) on which the contracts are primarily traded. Spot and forward foreign currency exchange contracts are valued based on quotations supplied by dealers in such contracts. Overnight repurchase agreements are valued at cost, and term repurchase agreements (i.e., those whose maturity exceeds seven days), swaps, caps, collars and floors, if any, are valued at the average of the closing bids obtained daily from at least one dealer.
Through the end of this reporting period, the value of all assets and liabilities expressed in foreign currencies was converted into U.S. dollar values using the then-current exchange rate at the close of regular trading on the NYSE.
All other securities for which either quotations are not readily available, no other sales have occurred, or in the Investment Adviser's opinion, do not reflect the current fair value, are appraised at their fair values as determined in good faith by the Pricing Committee ( the "Committee") and under the general supervision of the Board of Trustees. When fair value pricing of securities is employed, the prices of securities used by the funds to calculate NAV may differ from market quotations or NOCP. Because the Allocation Funds primarily invest in Underlying Funds, government securities and short-term paper, it is not anticipated that the Investment Adviser will need to “fair value” any of the investments of these funds. However, an Underlying Fund may need to “fair value” one or more of its investments, which may, in turn, require an Allocation Fund to do the same because of delays in obtaining the Underlying Fund’s NAV.
A fund's investments will be valued at fair value if, in the judgment of the Committee, an event impacting the value of an investment occurred between the closing time of a security's primary market or exchange (for example, a foreign exchange or market) and the time the fund's share price is calculated as of the close of regular trading on the NYSE. Significant events may include, but are not limited to, the following: (1) significant fluctuations in domestic markets, foreign markets or foreign currencies; (2) occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant government actions; and (3) major announcements affecting a single issuer or an entire market or market sector. In responding to a significant event, the Committee would determine the fair value of affected securities considering factors including, but not limited to: fundamental analytical data relating to the investment; the nature and duration of any restrictions on the disposition of the investment; and the forces influencing the market(s) in which the investment is purchased or sold.
In addition to the fair value decisions made by the Committee noted above, the Committee also engages an independent fair valuation service to adjust the valuations of foreign equity securities based on specific market-movement parameters established by the Committee and approved by the Board of Trustees. Such adjustments to the valuation of foreign securities are applied automatically upon market close if the parameters established are exceeded. A foreign security is also automatically fair valued if the exchange it is traded on is on holiday.

2. Fair Value Measurements: Each fund has adopted Financial Accounting Standards Board (the "FASB") guidance on fair value measurements. Fair value is defined as the price that each fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data "inputs" and minimize the use of unobservable "inputs" and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs used in the valuation technique). Inputs may be observable or unobservable.
Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rate volatilities, prepayment speeds, credit risk, benchmark yields, transactions, bids, offers, new issues, spreads, and other relationships observed in the markets among comparable securities, underlying equity of the issuer; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance, and other reference data, etc.)

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

Ultra Series Fund | September 30, 2023

Notes to Portfolio of Investments (Unaudited) - continued

The valuation techniques used by the funds to measure fair value for the period ended September 30, 2023 maximized the use of observable inputs and minimized the use of unobservable inputs. The funds estimated the price that would have prevailed in a liquid market for an international equity security given information available at the time of valuation. As of September 30, 2023, none of the funds held securities deemed as a Level 3, and there were no transfers between classification levels.

The following is a summary of the inputs used as of September 30, 2023, in valuing the funds' investments carried at fair value:

Fund[1]	Level 1	Level 2	Level 3	Value at 9/30/23
Conservative Allocation
Investment Companies	$106,445,205	$—	$—	$106,445,205
Short-Term Investments	4,345,166	—	—	4,345,166
	110,790,371	—	—	110,790,371
Moderate Allocation
Investment Companies	108,595,860	—	—	108,595,860
Short-Term Investments	1,068,029	—	—	1,068,029
	109,663,889	—	—	109,663,889
Aggressive Allocation
Investment Companies	37,145,097	—	—	37,145,097
Short-Term Investments	3,618,056	—	—	3,618,056
	40,763,153	—	—	40,763,153
Core Bond
Asset Backed Securities	—	2,214,166	—	2,214,166
Collateralized Mortgage Obligations	—	2,835,740	—	2,835,740
Commercial Mortgage-Backed Securities	—	1,594,637	—	1,594,637
Corporate Notes and Bonds	—	21,653,817	—	21,653,817
Foreign Corporate Bonds	—	3,133,822	—	3,133,822
Long-Term Municipal Bonds	—	1,751,686	—	1,751,686
Mortgage Backed Securities	—	21,749,652	—	21,749,652
U.S. Government and Agency Obligations	—	16,848,643	—	16,848,643
Short-Term Investments	913,487	—	—	913,487
	913,487	71,782,163	—	72,695,650
High Income
Corporate Notes and Bonds	—	10,047,584	—	10,047,584
Foreign Corporate Bonds	—	690,513	—	690,513
Exchange Traded Funds	434,948	—	—	434,948
Short-Term Investments	1,681,353	—	—	1,681,353
	2,116,301	10,738,097	—	12,854,398
Diversified Income
Common Stocks	6,298,590	—	—	6,298,590
Investment Companies	157,346,628	—	—	157,346,628
Asset Backed Securities	—	157,006	—	157,006
Collateralized Mortgage Obligations	—	13,135	—	13,135
Long-Term Municipal Bonds	—	1,012,799	—	1,012,799
Mortgage Backed Securities	—	40,728	—	40,728
Short-Term Investments	10,765,075	—	—	10,765,075
	174,410,293	1,223,668	—	175,633,961
Large Cap Value
Common Stocks	177,797,748	—	—	177,797,748
Short-Term Investments	3,240,010	—	—	3,240,010
	181,037,758	—	—	181,037,758

Large Cap Growth
Common Stocks	172,875,076	—	—	172,875,076
Short-Term Investments	12,420,810	—	—	12,420,810

Ultra Series Fund | September 30, 2023

Notes to Portfolio of Investments (Unaudited) - continued

	185,295,886	—	—	185,295,886
Mid Cap
Common Stocks	134,193,942	—	—	134,193,942
Short-Term Investments	6,201,658	—	—	6,201,658
	140,395,600	—	—	140,395,600
International Stock
Common Stocks
Australia	302,860	—	—	302,860
Brazil	440,258	—	—	440,258
Canada	1,160,832	—	—	1,160,832
China	1,410,709	—	—	1,410,709
Denmark	383,252	—	—	383,252
France	1,786,595	—	—	1,786,595
Germany	2,227,708	—	—	2,227,708
Hong Kong	263,056	—	—	263,056
India	1,433,461	—	—	1,433,461
Ireland	393,598	—	—	393,598
Israel	293,967	—	—	293,967
Italy	218,700	—	—	218,700
Japan	2,892,674	—	—	2,892,674
Mexico	939,103	—	—	939,103
Netherlands	806,970	—	—	806,970
Norway	238,120	—	—	238,120
Switzerland	1,242,112	—	—	1,242,112
Taiwan	253,835	—	—	253,835
United Kingdom	1,889,896	—	—	1,889,896
Short-Term Investments	574,507	—	—	574,507
	19,152,213	—	—	19,152,213
Madison Target Retirement 2020 Fund	15,440,642	—	—	15,440,642
Madison Target Retirement 2030 Fund	53,483,984	—	—	53,483,984
Madison Target Retirement 2040 Fund	35,963,961	—	—	35,963,961
Madison Target Retirement 2050 Fund	29,516,073	—	—	29,516,073

[1]See respective portfolio of investments for underlying holdings in each fund. For additional information on the underlying funds held in the Target Allocation Funds and Target Date Funds, including shareholder prospectuses and financial reports, please visit each underlying funds website or visit the securities and exchange commission website http://www.sec.gov